Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Current assets:
Cash and cash equivalents	$ 213,170	$ 51,314
Accounts receivable, net of allowance for doubtful accounts	157,058	115,431
Deferred commissions, current	38,509	27,705
Prepaid expenses and other current assets	61,188	18,768
Total current assets	469,925	213,218
Property and equipment, net	31,508	17,925
Goodwill	1,270,733	1,270,120
Other intangible assets, net	201,592	259,123
Deferred tax assets, net	20,460	10,678
Deferred commissions, non-current	39,736	31,545
Other assets	8,126	8,757
Total assets	2,042,080	1,811,366
Current liabilities:
Accounts payable	11,112	6,559
Accrued expenses, current	93,728	64,920
Current portion of long-term debt	0	9,500
Deferred revenue, current	384,060	272,772
Payable to related party	0	597,150
Total current liabilities	488,900	950,901
Deferred revenue, non-current	60,711	92,973
Accrued expenses, non-current	20,987	98,359
Deferred tax liabilities	0	47,598
Long-term debt, net of current portion	509,985	1,011,793
Total liabilities	1,080,583	2,201,624
Commitments and contingencies (Note 12)
Shareholders' equity / member's deficit:
Common shares, $0.001 par value, 600,000,000 shares authorized, 280,784,786 shares issued and outstanding at December 31, 2019	281	0
Common units, no par value, 100 units authorized, issued and outstanding at March 31, 2019	0	0
Additional paid-in capital	1,573,347	(184,546)
Accumulated deficit	(594,026)	(176,002)
Accumulated other comprehensive loss	(18,105)	(29,710)
Total shareholders' equity / member's deficit	961,497	(390,258)
Total liabilities and shareholders' equity / member's deficit	$ 2,042,080	$ 1,811,366